Themes US Infrastructure ETF
Schedule of Investments
December 31, 2025 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Consumer Discretionary Products - 0.6%
Cavco Industries, Inc. (a)	8	$4,726
Champion Homes, Inc. (a)	66	5,577
		10,303

Industrial Products - 34.5% (b)
AGCO Corp.	69	7,198
Astec Industries, Inc.	27	1,170
Atkore, Inc.	39	2,467
AZZ, Inc.	37	3,966
Caterpillar, Inc.	164	93,951
Crane Co.	56	10,328
Deere & Co.	178	82,871
Donaldson Co., Inc.	134	11,880
Dover Corp.	163	31,824
Emerson Electric Co.	632	83,879
Enpro, Inc.	25	5,353
Gibraltar Industries, Inc. (a)	37	1,829
Graco, Inc.	195	15,984
Greenbrier Cos., Inc.	37	1,729
Helios Technologies, Inc.	42	2,247
IDEX Corp.	90	16,015
Insteel Industries, Inc.	12	380
Janus International Group, Inc. (a)	175	1,145
Lindsay Corp.	13	1,532
Modine Manufacturing Co. (a)	55	7,343
Mueller Industries, Inc.	126	14,465
Mueller Water Products, Inc. - Class A	194	4,621
Oshkosh Corp.	76	9,548
Parker-Hannifin Corp.	109	95,807
SPX Technologies, Inc. (a)	55	11,003
Terex Corp.	76	4,057
Thermon Group Holdings, Inc. (a)	18	669
Trinity Industries, Inc.	103	2,723
Valmont Industries, Inc.	22	8,851
Vontier Corp.	164	6,098
Watts Water Technologies, Inc. - Class A	31	8,557
Westinghouse Air Brake Technologies Corp.	205	43,757
Xylem, Inc.	291	39,628
Zurn Elkay Water Solutions Corp.	168	7,810
		640,685

Industrial Services - 39.9% (b)
AECOM	154	14,681
API Group Corp. (a)	364	13,927
Applied Industrial Technologies, Inc.	44	11,298
Arcosa, Inc.	57	6,060
Argan, Inc.	15	4,700
Comfort Systems USA, Inc.	42	39,198
Construction Partners, Inc. - Class A (a)	57	6,187
CSX Corp.	2,251	81,599
DXP Enterprises, Inc./TX (a)	15	1,647
Dycom Industries, Inc. (a)	36	12,164
EMCOR Group, Inc.	52	31,813
Fastenal Co.	1,386	55,620
Fluor Corp. (a)	217	8,600
Granite Construction, Inc.	55	6,344
Great Lakes Dredge & Dock Corp. (a)	81	1,063
Herc Holdings, Inc.	36	5,342
IES Holdings, Inc. (a)	21	8,169
Jacobs Solutions, Inc.	139	18,412
MSC Industrial Direct Co., Inc. - Class A	55	4,625
MYR Group, Inc. (a)	19	4,152
Norfolk Southern Corp.	279	80,553
NPK International, Inc. (a)	54	644
Quanta Services, Inc.	177	74,705
Ryder System, Inc.	45	8,613
Sterling Infrastructure, Inc. (a)	34	10,412
Tetra Tech, Inc.	297	9,961
Tutor Perini Corp.	55	3,686
Union Pacific Corp.	357	82,581
United Rentals, Inc.	78	63,127
Verra Mobility Corp. (a)	189	4,235
WESCO International, Inc.	55	13,455
WW Grainger, Inc.	52	52,471
		740,044

Materials - 22.7%
Advanced Drainage Systems, Inc.	76	11,007
Alcoa Corp.	307	16,314
Apogee Enterprises, Inc.	25	910
ATI, Inc. (a)	162	18,591
Boise Cascade Co.	48	3,533
Carlisle Cos., Inc.	50	15,993
Carpenter Technology Corp.	58	18,261
Century Aluminum Co. (a)	66	2,586
Cleveland-Cliffs, Inc. (a)	601	7,981
Commercial Metals Co.	126	8,722
CRH PLC	703	87,734
Eagle Materials, Inc.	42	8,681
Kaiser Aluminum Corp.	19	2,182
Knife River Corp. (a)	67	4,713
Martin Marietta Materials, Inc.	72	44,832
Nucor Corp.	273	44,529
Owens Corning	97	10,855
Reliance, Inc.	62	17,910
Ryerson Holding Corp.	32	805
Simpson Manufacturing Co., Inc.	50	8,073
Steel Dynamics, Inc.	166	28,129
Trex Co., Inc. (a)	135	4,736
UFP Industries, Inc.	68	6,191
United States Lime & Minerals, Inc.	13	1,557
Vulcan Materials Co.	157	44,780
Worthington Steel, Inc.	42	1,454
		421,059

Oil & Gas - 0.2%
DNOW, Inc. (a)	237	3,140

Renewable Energy - 0.0% (c)
ASP Isotopes, Inc. (a)	48	257

Retail & Wholesale - Discretionary - 1.2%
Builders FirstSource, Inc. (a)	127	13,067
Pool Corp.	44	10,065
		23,132

Utilities - 0.3%
Southwest Gas Holdings, Inc.	68	5,441
TOTAL COMMON STOCKS (Cost $1,738,415)		1,844,061

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.6%	Shares	Value
First American Treasury Obligations Fund - Class X, 3.68% (d)	11,490	11,490
TOTAL MONEY MARKET FUNDS (Cost $11,490)		11,490

TOTAL INVESTMENTS - 100.0% (Cost $1,749,905)		1,855,551
Other Assets in Excess of Liabilities - 0.0% (c)		165
TOTAL NET ASSETS - 100.0%		$1,855,716

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	Represents less than 0.05% of net assets.
(d)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

Themes US Infrastructure ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of December 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,844,061	$–	$–	$1,844,061
Money Market Funds	11,490	–	–	11,490
Total Investments	$1,855,551	$–	$–	$1,855,551

Refer to the Schedule of Investments for further disaggregation of investment categories.